SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2016
SUBSEQUENT EVENTS.
SUBSEQUENT EVENTS
23. SUBSEQUENT EVENTS

In January 2017, the Company entered into a short-term loan facility agreement with a bank for which a total loan facility up to RMB30,000,000 was made available to the Company. The loan bears a fixed interest rate of 4.35% per annum.

In January 2017, the Company repaid a short-term borrowing of RMB8,000,000 from a bank when due.

In January 2017, the company extended the RMB18,000,000 loan agreement with Shanghai Chenghuan Car Rental Company Limited, or Shanghai Chenghuan (Note 5), for one year, which will be due in January 2018 after extension. Other terms in the previous loan agreements remain unchanged.

In February 2017, the Company repaid a short-term borrowing of RMB25,000,000 from a bank when due.

In March 2017, the Company entered into a long-term loan agreement of RMB25,000,000 with a bank under an existing facility agreement of RMB150,000,000. The loan bears an interest rate of 4.9875% per annum.

In April 2017, the Company repaid short-term borrowings of RMB100,000,000 from banks when due. In April 2017, the Company renewed a short-term loan agreement of RMB50,000,000 with a bank bearing an interest rate of 4.35% per annum.

In March 2017, the Company repaid three notes payable amounting to RMB218,983,800, and the pledged cash deposits of RMB202,826,100 were released along with the repayment. In February March and April, in connection with the purchase of vehicles, the Company entered into several notes payable amounting to RMB376,765,700, for which the Company pledged cash deposits of USD62,400,000 in the designated bank account as collateral.

In March 2017, the Company repaid notes payable of RMB218,983,800 when due according to the contract.